Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Loan		Dec. 31, 2010 Loan		Dec. 31, 2009
Schedule of Investments [Line Items]
Aggregate fair value of securities sold	$ 1,884		$ 1,932		$ 1,513
Aggregate fair value of securities sold, percentage of book value	93.00%		93.00%		88.00%
Gross unrealized losses	1,419	[1]	1,673	[2]
Investments subject to call provisions	4,191
Percentage of investment portfolio by which no other industry group exceeded	10.00%
Percentage of stockholders' equity by which no single issuer of fixed maturity securities exceeded	10
Securities on deposit with various state or foreign government insurance departments	900		857
Commercial mortgage loans outstanding more than 90 days, interest accruing	0		0
Commercial mortgage loans modified or extended, number of loans	39		28
Commercial mortgage loans modified or extended, carrying value	252		331
Commercial mortgage loans modified or extended, troubled debt restructuring, number of loans	1
Commercial mortgage loans modified or extended, troubled debt restructuring, carrying value	3
Commercial mortgage loans, recorded investment	6,140		6,772
Commercial mortgage loans on nonaccrual status	15		39
Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	1,405	[1]	1,669	[2]
Finance and Insurance Sector | Fixed maturity securities
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	21.00%
Utilities and Energy Sector | Fixed maturity securities
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	23.00%
Consumer Non Cyclical Industry Sector | Fixed maturity securities
Schedule of Investments [Line Items]
Percent of investment portfolio, greater than 10%	12.00%
Restricted Commercial Mortgage Loans
Schedule of Investments [Line Items]
Commercial mortgage loans outstanding more than 90 days, interest accruing	3
Commercial mortgage loans, current	408
Commercial mortgage loans, recorded investment	413		509
Commercial mortgage loans on nonaccrual status			0
Commercial mortgage loans not individually impaired, collectively evaluated for impairment	412		509
Provision for credit losses	0		2
61-90 Days Past Due
Schedule of Investments [Line Items]
Commercial mortgage loans, recorded investment	3		6
61-90 Days Past Due | Restricted Commercial Mortgage Loans
Schedule of Investments [Line Items]
Commercial mortgage loans, recorded investment	2
Less Than 20 Percent Below Cost | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	408	[1]	644	[2]
Less Than 12 Months
Schedule of Investments [Line Items]
Average fair value percentage below cost for securities in a continuous loss position	4.00%
Less Than 12 Months | Less Than 20 Percent Below Cost | Investment grade
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
12 Months Or More | Less Than 20 Percent Below Cost | Fixed maturity securities
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Gross unrealized losses	252
Average fair value percentage below cost for securities in a continuous loss position	8.00%
12 Months Or More | Less Than 20 Percent Below Cost | Investment grade | Fixed maturity securities
Schedule of Investments [Line Items]
Percentage of total unrealized losses for securities in a continuous loss position	73.00%
12 Months Or More | More Than 20 Percent Below Cost | Fixed maturity securities
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
12 Months Or More | More Than 20 Percent Below Cost | Corporate Debt Securities
Schedule of Investments [Line Items]
Gross unrealized losses	260
12 Months Or More | More Than 20 Percent Below Cost | Finance and Insurance Sector | Corporate Debt Securities
Schedule of Investments [Line Items]
Gross unrealized losses	227
Percentage of total gross unrealized losses for securities in a continuous loss position	87.00%
12 Months Or More | More Than 20 Percent Below Cost | Finance and Insurance Sector | Corporate Debt Securities | Financial Hybrid Securities
Schedule of Investments [Line Items]
Gross unrealized losses	171
Average fair value percentage below cost for securities in a continuous loss position	32.00%
12 Months Or More | More Than 20 Percent Below Cost | Structured Securities
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Gross unrealized losses	625
Unrealized losses on other than temporarily impaired securities, non-credit portion, securities in a loss position	217
Tax-exempt | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	76	[1]	113	[2]
Tax-exempt | More Than 20 Percent Below Cost | 12 Months Or More
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Tax-exempt | More Than 20 Percent Below Cost | 12 Months Or More | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized losses	67
Average fair value percentage below cost for securities in a continuous loss position	32.00%
Average unrealized loss for securities in a continuous loss position	2
Corporate Debt Securities | More Than 20 Percent Below Cost | 12 Months Or More
Schedule of Investments [Line Items]
Stated percentage below cost of securities in unrealized loss position	20.00%
Floating Rate Commercial Mortgage Loans | Restricted Commercial Mortgage Loans
Schedule of Investments [Line Items]
Commercial mortgage loans, recorded investment	$ 0		$ 0

[1]	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
[2]	Amounts included $243 million of unrealized losses on other-than-temporarily impaired securities.